T. Rowe Price Spectrum Income Fund

Supplement to the Prospectus dated May 1, 2014
Effective September 1, 2014, the T. Rowe Price Emerging Markets Local Currency Bond Fund, T. Rowe Price Floating Rate Fund, T. Rowe Price Inflation Focused Bond Fund, T. Rowe Price Inflation Protected Bond Fund, and T. Rowe Price U.S. Treasury Intermediate Fund will be added to the list of underlying funds in which the Spectrum Income Fund can invest.

On page 8, the Asset Allocation Ranges for Underlying Funds table is supplemented as follows:

Spectrum Income Fund	Investment Range
Emerging Markets Local Currency Bond	0–10%
Floating Rate	0–10
Inflation Focused Bond	0–10
Inflation Protected Bond	0–10
U.S. Treasury Intermediate	0–10